INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 1,545,664	€ 1,419,699
Intangible assets, ending balance	1,638,457	1,545,664	€ 1,419,699
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,657,792	4,182,536
Additions	457,976	506,874
Divestitures	4,005	17,202
Reclassifications	1,474	583
Translation differences and other movements	(27)	(14,999)
Intangible assets, ending balance	5,113,210	4,657,792	4,182,536
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(3,112,128)	(2,762,837)
Amortization	363,202	367,139	372,101
Divestitures	(891)	(2,881)
Reclassifications	314	31
Translation differences and other movements		(14,998)
Intangible assets, ending balance	(3,474,753)	(3,112,128)	(2,762,837)
Development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,502,889
Intangible assets, ending balance	1,595,783	1,502,889
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	907,662	847,635
Intangible assets, ending balance	935,411	907,662	847,635
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,902,352	2,607,792
Additions	248,733	306,559
Divestitures	1,949	14,632
Reclassifications	0	0
Translation differences and other movements	0	2,633
Intangible assets, ending balance	3,149,136	2,902,352	2,607,792
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,994,690)	(1,760,157)
Amortization	219,282	237,414
Divestitures	(247)	(2,881)
Reclassifications	0	0
Translation differences and other movements		0
Intangible assets, ending balance	(2,213,725)	(1,994,690)	(1,760,157)
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	595,227	522,260
Intangible assets, ending balance	660,372	595,227	522,260
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,354,702	1,188,371
Additions	172,532	169,908
Divestitures	498	945
Reclassifications	0	0
Translation differences and other movements	0	(2,632)
Intangible assets, ending balance	1,526,736	1,354,702	1,188,371
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(759,475)	(666,111)
Amortization	106,889	93,367
Divestitures	0	0
Reclassifications	0	0
Translation differences and other movements		(3)
Intangible assets, ending balance	(866,364)	(759,475)	(666,111)
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	36,338	35,957
Intangible assets, ending balance	34,964	36,338	35,957
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	353,692	318,585
Additions	32,846	26,453
Divestitures	1,541	1,613
Reclassifications	1,814	10,267
Translation differences and other movements	(2)	0
Intangible assets, ending balance	386,809	353,692	318,585
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(317,354)	(282,628)
Amortization	34,821	34,695
Divestitures	(644)	0
Reclassifications	314	31
Translation differences and other movements		0
Intangible assets, ending balance	(351,845)	(317,354)	(282,628)
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6,437	13,847
Intangible assets, ending balance	7,710	6,437	13,847
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	47,046	67,788
Additions	3,865	3,954
Divestitures	17	12
Reclassifications	(340)	(9,684)
Translation differences and other movements	(25)	(15,000)
Intangible assets, ending balance	50,529	47,046	67,788
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(40,609)	(53,941)
Amortization	2,210	1,663
Divestitures	0	0
Reclassifications	0	0
Translation differences and other movements		(14,995)
Intangible assets, ending balance	€ (42,819)	€ (40,609)	€ (53,941)